Schedule IV - Reinsurance (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Life reinsurance in force:
Gross amount, life reinsurance in force	[1]			$ 0	$ 0	$ 0
Ceded to other companies, life reinsurance in force	[1]			62,290,992	46,947,677	378,391
Assumed from other companies, life reinsurance in force	[1]			63,158,304	68,854,340	77,917,632
Net amount, life reinsurance in force	[1]			867,312	$ 21,906,663	$ 77,539,241
Percentage of amount assumed to net, life reinsurance in force	[1]				314.30%	100.50%
Total premiums earned:
Gross amount, premiums earned				7,717,173	$ 5,173,403	$ 4,966,207
Ceded to other companies, premiums earned				3,266,085	1,955,098	1,344,289
Assumed from other companies, premiums earned				3,775,337	2,676,765	2,687,603
Net amount, premiums earned		$ 2,354,610	$ 1,334,000	$ 8,226,425	$ 5,895,070	$ 6,309,521
Percentage of amount assumed to net				45.90%	45.40%	42.60%
Property and casualty operations
Total premiums earned:
Gross amount, premiums earned				$ 7,717,173	$ 5,173,403	$ 4,966,207
Ceded to other companies, premiums earned				3,018,410	1,799,294	1,315,369
Assumed from other companies, premiums earned				3,465,421	2,343,329	2,363,261
Net amount, premiums earned				$ 8,164,184	$ 5,717,438	$ 6,014,099
Percentage of amount assumed to net				42.40%	41.00%	39.30%
Life operations
Total premiums earned:
Gross amount, premiums earned				$ 0	$ 0	$ 0
Ceded to other companies, premiums earned				247,675	155,804	28,920
Assumed from other companies, premiums earned				309,916	333,436	324,342
Net amount, premiums earned				$ 62,241	$ 177,632	$ 295,422
Percentage of amount assumed to net				497.90%	187.70%	109.80%

[1]	Represents the sum face value outstanding of the in force life reinsurance policies.